Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
INCOME TAX
8.	INCOME TAX
(a)	Income tax expense

The significant components of income tax expense are as follows:

	Years ended March 31,
Income tax expense	2026	2025
Current	$46,844	$17,713
Deferred	649	8,475
	$47,493	$26,188

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March 31,
	2026	2025
Reported income before income taxes	$80,421	$104,957
Canadian statutory income tax rate	27%	27%
Income tax expense computed at Canadian statutory income tax rate	21,714	28,338
Impact from differences between foreign tax rates and Canadian statutory tax rate	(31,702)	(6,697)
Impact from permanent items	(52)	(319)
Withholding taxes	8,410	2,419
Change in unrecognized deferred tax assets	49,123	2,447
Income tax expenses	$47,493	26,188

(b)	Deferred income tax

The continuity of deferred income tax liabilities is summarized as follows:

	Years ended March 31,
	2026	2025
Deferred income tax liabilities, beginning of the year	$(59,338)	$(51,108)
Deferred income tax expense recognized	(649)	(8,475)
Foreign exchange impact	(3,061)	245
Deferred income tax liabilities, end of the year	$(63,048)	$(59,338)

The significant components of the Company’s deferred income tax are as follows:

As at	March 31, 2026	March 31, 2025
Deferred income tax assets
Plant and equipment	$17,054	$15,154
Non-capital loss carry forwards	—	133
Environmental rehabilitation	2,625	2,410
Unrealized loss on investments	544	517
Other deductible temporary difference	950	63
Total deferred income tax assets	21,173	18,277

Deferred income tax liabilities
Plant and equipment	—	—
Mineral rights and properties	(83,838)	(75,188)
Unrealized gain on investments	—	—
Other taxable temporary difference	(383)	(2,427)
Total deferred income tax liabilities	(84,221)	(77,615)

Net deferred income tax liabilities	$(63,048)	$(59,338)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

As at	March 31, 2026	March 31, 2025
Non-capital loss carry forward	$53,963	$50,891
Plant and equipment	2,161	4,790
Mineral rights and properties	(3,857)	892
Other deductible temporary difference	(3,847)	17,523
	$48,420	$74,096

As at March 31, 2026, the Company has the following net operating losses, expiring in various years and available to offset future taxable income in Canada, Ecuador and China, respectively.

Year expired	Canada	China	Ecuador	Other	Total
2025	—	—	1,329	—	1,329
2026	—	1,243	2,119	—	3,362
2027	—	1,202	1,778	—	2,980
2028	1,054	1,908	46,704	—	49,666
2029	1,053	2,258	8,879	—	12,190
2030	6,113	—	—	—	6,113
2031	8,868	—	—	206	9,074
2032	9,127	—	—	26	9,153
2033	7,173	—	—	39	7,212
2034 and after	103,487	—	—	740	104,227
Total	$136,875	$6,611	$60,809	$1,011	$205,306

As at March 31, 2026, temporary differences of $362.1 million (March 31, 2025 - $272.0 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.